CUSTOMER CONCENTRATIONS	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
CUSTOMER CONCENTRATIONS

NOTE K – CUSTOMER CONCENTRATIONS

The Company derived $41,967, 97%, and $202,025, 97%, of revenue in the six months ended June 30, 2023 and June 30, 2022, respectively, from three customers and a single customer, respectively. We continue to endeavor to diversify our customer base and make efforts to mitigate the risk associated with excess concentration of sales from a limited number of customers.